Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents, Net [Abstract]
Cash and cash equivalents

20. Cash and cash equivalents

	2025	2024
Petty cash	$905	$273
Bank balances	982	425
Cash and cash equivalents	1,887	698
Bank overdraft	—	(1,013)
Cash and cash equivalents, net	$1,887	$(315)

In the current year, bank overdraft ($1 million) has been reclassified as short-term borrowings (see Note 24). The prior-year comparative has not been restated as the overdraft met the definition of cash and cash equivalents in the prior reporting period. The Group’s bank overdraft has remained fully drawn for more than 12 months and has not fluctuated in line with normal cash management activities. Accordingly, the balance is classified as a short-term borrowing because it is a financing arrangement and no longer meets the definition of a cash-equivalent in IAS 7.

Banc ABC Zimbabwe

Overdraft Facility Agreement

In July 2024, the Group entered into an overdraft facility agreement with Banc ABC Zimbabwe (“Overdraft Facility Agreement”) for an overdraft limit of $1.0 million to support working capital requirements and capital expenditures. Under the terms of the subsequent facility restructuring concluded on October 15, 2025, this overdraft facility was renewed and formally extended, with the availability period now expiring on July 31, 2026. The facility bears a variable interest rate equal to the base lending rate quoted by African Banking Corporation of Zimbabwe Limited minus a margin of 2% per annum, calculated on the daily balance outstanding. At December 31, 2025, the interest rate was 13% (2024: 13%). The Group fully drew down the USD1.0 million overdraft in July 2024, and as at the reporting date of December 31, 2025, the facility remained fully utilized. The Overdraft Facility is subject to the same financial covenants as those contained in the October 15, 2025 facility agreement with Banc ABC Zimbabwe, as detailed in Note 24.

As of December 2025, Banc ABC Zimbabwe is rated BBB with Outlook by ICRA Rating Agency DMCC, reflecting moderate credit risk within the local banking environment.